Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net cash (used in) provided by operating activities from continuing operations	$ (3,888,598)	$ 30,287
Net cash provided by operating activities from discontinued operations		4,827,758
Net cash (used in) provided by operating activities	(3,888,598)	4,858,045
Cash flows from investing activities:
Purchase of property and equipment	(9,929)	(4,454)
Collection of loans to a third party		500,000
Advances to related parties	(2,261,306)
Collection of advances	51,003
Net cash (used in) provided by investing activities from continuing operations	(2,220,232)	495,546
Net cash used in investing activities from discontinued operations		(311,612)
Net cash (used in) provided by investing activities	(2,220,232)	183,934
Cash flows from financing activities:
Proceeds from short-term borrowings	18,191,754	14,395,321
Repayments of short-term borrowings	(17,972,154)	(13,189,978)
Borrowings from related parties	3,847,107	3,026,218
Repayment of short-term borrowings to related parties	(2,643,675)	(6,447,077)
Repayment of borrowings to Shanghai Jingyue		(6,716,212)
Payments of dividends to shareholders	(57,513)	(57,753)
Net cash provided by (used in) financing activities from continuing operations	1,365,519	(8,989,481)
Net cash used in financing activities from discontinued operations		(4,490,841)
Net cash provided by (used in) financing activities	1,365,519	(13,480,322)
Effect of exchange rate changes on cash and cash equivalents from continuing operations	(195,335)	(416,740)
Effect of exchange rate changes on cash and cash equivalents from discontinued operations		2,952
Net decrease in cash and cash equivalents, including cash and cash equivalents classified to assets of discontinued operations	(4,938,646)	(8,880,388)
Less: net change in cash and cash equivalents classified to assets of discontinued operations		(28,257)
Net decrease in cash and cash equivalents of continuing operations	(4,938,646)	(8,908,645)
Cash and cash equivalents of continuing operations at beginning of period	9,010,336	15,191,995
Cash and cash equivalents of continuing operations at end of period	4,071,690	6,283,350
Supplemental cash flow information
Cash paid for interest expense	302,619	272,368
Cash paid for income tax	151,170	206,499
Noncash financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	881,553
Net settlement of dividends payable with due from related parties from discontinued operations		9,988,060
Net settlement of dividends payable with due from related parties from continuing operations	688,314	4,567,520
Payables of continuing operations	1,454,026	437,699
Payables of discontinued operations		$ 961,649